Goodwill and Other Intangible Assets	12 Months Ended
Oct. 31, 2018
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Goodwill and Other Intangible Assets
18	Goodwill and Other Intangible Assets

Goodwill

The changes in the carrying amounts of goodwill by cash-generating unit (CGU) are as follows:

($ millions)	Canadian Banking	Global Banking and Markets	Latin America	Caribbean and Central America	Total
Balance as at October 31, 2016	$3,403	$265	$2,461	$1,255	$7,384
Acquisitions	–	–	–	–	–
Dispositions	(36)	–	–	–	(36)
Foreign currency adjustments and other	18	(10)	(61)	(52)	(105)
Balance as at October 31, 2017	3,385	255	2,400	1,203	7,243
Acquisitions	1,710	–	1,164	–	2,874
Dispositions	–	–	–	–	–
Foreign currency adjustments and other	–	5	(110)	(5)	(110)
Balance as at October 31, 2018	$5,095	$260	$3,454	$1,198	$10,007

Impairment testing of goodwill

Goodwill acquired in business combinations is allocated to each of the Bank’s group of CGUs that are expected to benefit from the synergies of the particular acquisition. Goodwill is assessed for impairment annually or more frequently if events or circumstances occur that may result in the recoverable amount of the CGU falling below its carrying value.

The Bank determines the carrying value of the CGU using a regulatory capital approach based on credit, market, and operational risks, and leverage, consistent with the Bank’s capital attribution for business line performance measurement. The recoverable amount is the higher of fair value less costs of disposal and value in use. The recoverable amount for the CGU has been determined using the fair value less costs of disposal method. In arriving at such value for the CGU, the Bank has used price earnings (P/E) multiples applied to normalized net income for the last four quarters as of the test date, a control premium is added based on a five year weighted average acquisition premium paid for comparable companies, and costs of disposal are deducted from the fair value of the CGU. The resulting recoverable amount determined is then compared to its respective carrying amount to identify any impairment. P/E multiples ranging from 11 to 13.5 times (2017 – 11 to 12.5 times) have been used.

The fair value less costs of disposal of the CGU is sensitive to changes in net income, P/E multiples and control premiums.

Goodwill was assessed for annual impairment as at July 31, 2018 and July 31, 2017 and no impairment was determined to exist.

Management believes that reasonable negative changes in any one key assumption used to determine the recoverable amount of the CGU would not result in an impairment. No significant negative changes were noted as of October 31, 2018.

Intangible assets

Intangible assets consist of assets with indefinite and finite useful lives. Indefinite life intangible assets consist substantially of fund management contracts. The fund management contracts are for the management of open-ended funds. Finite life intangible assets include assets such as computer software, customer relationships and core deposit intangibles.

	Finite life		Indefinite life
($ millions)	Computer software	Other intangibles	Fund management contracts(1)	Other intangibles	Total
Cost
Balance as at October 31, 2016	$2,737	$1,631	$2,325	$68	$6,761
Acquisitions	–	–	–	–	–
Additions	584	5	–	–	589
Disposals	(3)	(56)	–	–	(59)
Foreign currency adjustments and other	(40)	(17)	–	–	(57)
Balance as at October 31, 2017	$3,278	$1,563	$2,325	$68	$7,234
Acquisitions	47	480	2,090	98	2,715
Additions	673	3	–	–	676
Disposals	(8)	–	–	–	(8)
Foreign currency adjustments and other	(44)	(30)	–	–	(74)
Balance as at October 31, 2018	$3,946	$2,016	$4,415	$166	$10,543
Accumulated amortization
Balance as at October 31, 2016	$1,009	$995	$–	$–	$2,004
Amortization	339	82	–	–	421
Disposals	(2)	(18)	–	–	(20)
Foreign currency adjustments and other	(25)	(9)	–	–	(34)
Balance as at October 31, 2017	$1,321	$1,050	$–	$–	$2,371
Amortization	409	85	–	–	494
Disposals	(8)	–	–	–	(8)
Foreign currency adjustments and other	(17)	(9)	–	–	(26)
Balance as at October 31, 2018	$1,705	$1,126	$–	$–	$2,831
Net book value
As at October 31, 2017	$1,957 (2)	$513	$2,325	$68	$4,863
As at October 31, 2018	$2,241 (2)	$890	$4,415	$166	$7,712

(1)	Fund management contracts are attributable to HollisWealth Inc. (formerly DundeeWealth Inc.).
(2)

Computer software comprises of purchased software of $483 (2017 – $500), internally generated software of $1,208 (2017 – $981), and in process software not subject to amortization of $550 (2017 – $476).

Impairment testing of indefinite life intangible assets

Indefinite life intangible assets are not amortized and are assessed for impairment annually or more frequently if events or changes in circumstances indicate that the asset may be impaired. Impairment is assessed by comparing the carrying value of the indefinite life intangible asset to its recoverable amount. The recoverable amount of the fund management contracts is based on a value in use approach using the multi-period excess earnings method. This approach uses cash flow projections from management-approved financial budgets which include key assumptions related to market appreciation, net sales of funds, and operating margins taking into consideration past experience and market expectations. The forecast cash flows cover a 5-year period, with a terminal growth rate of 4.5% (2017 – 4.5%) applied thereafter. These cash flows have been discounted at a rate of 10% (2017 – 10%).

Indefinite life intangible assets were assessed for annual impairment as at July 31, 2018 and July 31, 2017 and no impairment was determined to exist.

Management believes that reasonable negative changes in any one key assumption used to determine the recoverable amount would not result in an impairment. No significant negative changes were noted as of October 31, 2018.